Investments - Disclosure of Detailed Information about Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current investments, beginning	$ 60,630
Current investments, beginning	18,252
Fair Value Adjustment in Other Comprehensive Income (Loss)	(10,953)	$ 8,159
Fair Value Adjustment in Net Income (Loss)	31	5,827
Current investments, ending	13,937	18,252
Non-current investments, ending	46,243	60,630
Non-Current [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	60,630	61,293
Net Additions (Disposals)	6,472	3,603
Transfers in (out)	(8,976)	(18,252)
Fair Value Adjustment	(11,883)	13,986
Non-current investments, ending	46,243	60,630
Non-Current [member] | Common Shares Held [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	40,722	28,850
Net Additions (Disposals)	3,370	6,965
Transfers in (out)	0	(3,252)
Fair Value Adjustment in Other Comprehensive Income (Loss)	(10,953)	8,159
Non-current investments, ending	33,139	40,722
Non-Current [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	16,595	29,039
Net Additions (Disposals)	2,405	(1,383)
Transfers in (out)	(8,976)	(15,000)
Fair Value Adjustment in Net Income (Loss)	974	3,939
Non-current investments, ending	10,998	16,595
Non-Current [member] | Warrants and other [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	3,313	3,404
Net Additions (Disposals)	697	(1,979)
Transfers in (out)	0	0
Fair Value Adjustment in Net Income (Loss)	(1,904)	1,888
Non-current investments, ending	2,106	3,313
Short-Term [member]
Disclosure of financial assets [line items]
Current investments, beginning	18,252	0
Net Additions (Disposals)	(14,252)	0
Transfers in (out)	8,976	18,252
Fair Value Adjustment	961	0
Current investments, ending	13,937	18,252
Short-Term [member] | Common Shares Held [member]
Disclosure of financial assets [line items]
Current investments, beginning	3,252	0
Net Additions (Disposals)	(3,252)	0
Transfers in (out)	0	3,252
Fair Value Adjustment in Net Income (Loss)	0	0
Current investments, ending	0	3,252
Short-Term [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Current investments, beginning	15,000	0
Net Additions (Disposals)	(11,000)	0
Transfers in (out)	8,976	15,000
Fair Value Adjustment in Net Income (Loss)	961	0
Current investments, ending	13,937	15,000
Equity Securities and Warrants and Other and Debt Securities [member]
Disclosure of financial assets [line items]
Total investments at beginning of period	78,882	61,293
Net Additions (Disposals)	(7,780)	3,603
Fair Value Adjustment	(10,922)	13,986
Total investments at end of period	$ 60,180	$ 78,882